Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant accounting policies [Abstract]
Schedule of exchange rates
U.S. Dollar/CDN Dollar exchange rate	December 31, 2022	December 31, 2021
Closing rate at the reporting date	0.738	0.789
Average rate for the year	0.769	0.798

Schedule of significant subsidiaries
Name of Subsidiary	Place of Incorporation	Ownership Interest	Principal Activity	Functional Currency
Tigris Uranium US Corp.	Nevada, USA	100%	Mineral Exploration	USD
Metamin Enterprises US Inc.	Nevada, USA	100%	Mineral Exploration	USD
URI, Inc.	Delaware, USA	100%	Mineral Exploration	USD
Neutron Energy, Inc.	Nevada, USA	100%	Mineral Exploration	USD
Uranco, Inc.	Delaware, USA	100%	Mineral Exploration	USD
Uranium Resources, Inc.	Delaware, USA	100%	Mineral Exploration	USD
HRI-Churchrock, Inc.	Delaware, USA	100%	Mineral Exploration	USD
Hydro Restoration Corp.	Delaware, USA	100%	Mineral Exploration	USD
Belt Line Resources, Inc.	Texas, USA	100%	Mineral Exploration	USD
Cibola Resources, LLC (*)	Delaware, USA	100%	Mineral Exploration	USD
enCore Energy US Corp.	Nevada, USA	100%	Holding Company	USD
Azarga Uranium Corp.	British Columbia, CA	100%	Mineral Exploration	USD
Powertech (USA) Inc.	South Dakota, USA	100%	Mineral Exploration	USD
URZ Energy Corp.	British Columbia, CA	100%	Mineral Exploration	USD
Ucolo Exploration Corp.	Utah, USA	100%	Mineral Exploration	USD
Azarga Resources Limited	British Virgin Islands	100%	Mineral Exploration	USD
Azarga Resources (Hong Kong) Ltd.	Hong Kong	100%	Mineral Exploration	USD
Azarga Resources USA Company	Colorado, USA	100%	Mineral Exploration	USD
Azarga Resources Canada Ltd.	British Columbia, CA	100%	Mineral Exploration	USD

* Cibola Resources, LLC was divested in May 2022 (Note 11).

Schedule of useful lives of property, plant and equipement
Category	Range
Uranium Plants	Straight-line over 15-25 years
Other Property Plant and Equipment	Straight-line over 3-5 years
Software	Straight-line over 2-3 years
Furniture	Straight-line over 3-5 years
Buildings	Straight-line over 10-40 years

Schedule of useful lives of intangible assets
Category	Range
Data Access Agreement	Straight-line over 14 years
Data Purchases	Indefinite life intangible asset